Lincoln Variable Insurance Products Trust 1300 South Clinton Street Fort Wayne, Indiana 46802 United States of America

VIA EDGAR

May 3, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Lincoln Variable Insurance Products Trust
File Nos. 33-70742; 811-08090

Dear Sir or Madam:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 108 to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on April 21, 2011 (effective April 29, 2011).

If you have any questions concerning the attached filling, please do not hesitate to contact the undersigned at 260-455-6918.

Sincerely,

/s/ Colleen E. Tonn
Colleen E. Tonn
Senior Counsel